UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Old Mutual (US) Holdings Inc.
Address:  200 Clarendon Street, 53rd Floor
          Boston, MA 02116

Form 13F File Number: 028-11931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian C. Dillon
Title:  Chief Compliance Officer
Phone:  (610) 578-1388

Signature, Place, and Date of Signing:


/s/ Brian C. Dillon     Boston, Massachusetts    August 13, 2010
[Signature]             [City, State]            [Date]

Old Mutual (US) Holdings Inc. ("OMUSH") is making this 13F information filing as the parent company of certain affiliate firms that are subject to applicable 13F filing requirements. OMUSH expressly disclaims beneficial ownership of all reported securities. OMUSH does not exercise voting or investment power over any reported security. Each OMUSH affiliate exercises such power independently of OMUSH and each other.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                          Name

028-05990                    Acadian Asset Management LLC
028-04895                    Analytic Investors, LLC
028-12481                    Ashfield Capital Partners, LLC
028-11912                    Dwight Asset Management Company LLC
028-01006                    Barrow, Hanley, Mewhinney & Strauss, LLC
028-11628                    Copper Rock Capital Partners LLC
028-04321                    Heitman Real Estate Securities LLC
028-00880                    Investment Counselors of Maryland, LLC
028-11897                    Lincluden Management Limited
028-11581                    Old Mutual Capital, Inc.
028-00969                    300 North Capital, LLC
028-04041                    Thompson, Siegel & Walmsley LLC
028-03659                    Thomson, Horstmann & Bryant, Inc.